OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2013
OTHER RECEIVABLES [Abstract]
OTHER RECEIVABLES
NOTE 5	-	OTHER RECEIVABLES
  Other receivables consist of the following:
	As of December 31,
	2013	2012
Government receivables	$4,435	$2,773
Others	6,508	2,606
	$10,943	$5,379